Matthews Korea Active ETF	September 30, 2024
Schedule of Investments (unaudited)
COMMON EQUITIES: 82.3%
	Shares	Value
Information Technology: 22.4%
Semiconductors & Semiconductor Equipment: 9.9%
SK Hynix, Inc.	29,216	$3,900,829
LEENO Industrial, Inc.	10,631	1,536,483
KoMiCo., Ltd.	15,802	694,819
		6,132,131
Electronic Equipment, Instruments & Components: 7.5%
Samsung SDI Co., Ltd.	8,809	2,549,672
Park Systems Corp.	9,920	1,464,067
Samsung Electro-Mechanics Co., Ltd.	6,071	615,131
		4,628,870
Technology Hardware, Storage & Peripherals: 5.0%
Samsung Electronics Co., Ltd.	65,889	3,098,703
Total Information Technology		13,859,704

Communication Services: 10.1%
Interactive Media & Services: 5.7%
NAVER Corp.	22,550	2,921,136
Kakao Corp.	22,476	621,326
		3,542,462
Wireless Telecommunication Services: 2.5%
SK Telecom Co., Ltd.	35,950	1,536,748
Diversified Telecommunication Services: 1.9%
KINX, Inc.	19,925	1,148,845
Total Communication Services		6,228,055

Consumer Discretionary: 9.5%
Automobiles: 5.0%
Hyundai Motor Co.	8,526	1,590,842
Kia Corp.	19,430	1,484,329
		3,075,171
Automobile Components: 2.5%
Hyundai Mobis Co., Ltd.	9,322	1,550,459
Broadline Retail: 2.0%
Coupang, Inc.[a]	50,230	1,233,146
Total Consumer Discretionary		5,858,776

Consumer Staples: 8.8%
Consumer Staples Distribution & Retail: 4.7%
BGF Retail Co., Ltd.	33,177	2,909,996
Tobacco: 4.1%
KT&G Corp.	30,263	2,520,181
Total Consumer Staples		5,430,177

Financials: 8.6%
Insurance: 3.2%
Samsung Fire & Marine Insurance Co., Ltd.	7,542	1,986,862
Capital Markets: 2.9%
Macquarie Korea Infrastructure Fund	201,866	1,813,815

	Shares	Value
Banks: 2.5%
KB Financial Group, Inc.	24,706	$1,528,420
Total Financials		5,329,097

Health Care: 7.0%
Life Sciences Tools & Services: 4.3%
Samsung Biologics Co., Ltd.[a,b,c]	3,522	2,631,333
Health Care Equipment & Supplies: 2.1%
InBody Co., Ltd.	70,097	1,326,681
Pharmaceuticals: 0.6%
Yuhan Corp.	3,310	360,944
Total Health Care		4,318,958

Materials: 4.4%
Chemicals: 2.5%
LG Chem, Ltd.	3,385	922,805
PI Advanced Materials Co., Ltd.[a]	37,859	622,443
		1,545,248
Metals & Mining: 1.9%
Korea Zinc Co., Ltd.	2,282	1,200,594
Total Materials		2,745,842

Energy: 3.8%
Oil, Gas & Consumable Fuels: 3.8%
S-Oil Corp.	50,635	2,369,704
Total Energy		2,369,704

Industrials: 3.8%
Construction & Engineering: 2.0%
Samsung E&A Co., Ltd.[a]	74,955	1,261,000
Machinery: 1.8%
HD HYUNDAI MIPO[a]	14,478	1,103,813
Total Industrials		2,364,813

Real Estate: 2.9%
Industrial REITs: 2.9%
ESR Kendall Square REIT Co., Ltd.	470,498	1,795,354
Total Real Estate		1,795,354

Utilities: 1.0%
Electric Utilities: 1.0%
Korea Electric Power Corp.[a]	37,596	590,807
Total Utilities		590,807

TOTAL COMMON EQUITIES		50,891,287
(Cost $47,083,512)

Matthews Korea Active ETF	September 30, 2024
Schedule of Investments (unaudited) (continued)
PREFERRED EQUITIES: 9.2%
	Shares	Value
Information Technology: 9.2%
Technology Hardware, Storage & Peripherals: 9.2%
Samsung Electronics Co., Ltd., Pfd.	146,399	$5,698,332
Total Information Technology		5,698,332

TOTAL PREFERRED EQUITIES		5,698,332
(Cost $4,499,310)
RIGHTS: 0.0%
Financials: 0.0%
Capital Markets: 0.0%
Macquarie Korea Infrastructure Fund, Rights, Expires 10/07/2024[a]	18,533	0
Total Financials		0

TOTAL RIGHTS		0
(Cost $0)
SHORT-TERM INVESTMENTS: 8.4%
Money Market Funds: 8.4%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.81%[d]	5,185,825	5,185,825
(Cost $5,185,825)

Total Investments: 99.9%		61,775,444
(Cost $56,768,647)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.1%		74,633
Net Assets: 100.0%		$61,850,077

a	Non-income producing security.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $2,631,333, which is 4.25% of net assets.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of September 30, 2024.
Pfd.	Preferred
REIT	Real Estate Investment Trust

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